Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document and Entity Information
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	Global Cord Blood Corp
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes